Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Information
Schedule of information by segment and a reconciliation to consolidated total

			Intersegment		Consolidated		Segment
	Total Revenues		Revenues		Revenues		Income
2019:
Cable	Ps.	41,701,982	Ps.	591,618	Ps.	41,110,364	Ps.	17,797,571
Sky		21,347,078		437,275		20,909,803		9,121,221
Content		35,060,534		3,589,407		31,471,127		12,649,135
Other Businesses		8,200,212		772,793		7,427,419		1,464,249
Segment totals		106,309,806		5,391,093		100,918,713		41,032,176
Reconciliation to consolidated amounts:
Held-for-sale operations (see Note 3)		841,437		2,969		838,468		258,885
Eliminations and corporate expenses		(5,394,062)		(5,394,062)		—		(1,960,648)
Depreciation and amortization expense		—		—		—		(21,008,796)
Consolidated net sales and income before other expense		101,757,181		—		101,757,181		18,321,617	(1)
Other expense, net		—		—		—		(1,316,587)
Consolidated net sales and operating income	Ps.	101,757,181	Ps.	—	Ps.	101,757,181	Ps.	17,005,030	(2)

			Intersegment		Consolidated		Segment
	Total Revenues		Revenues		Revenues		Income
2018:
Cable	Ps.	36,233,042	Ps.	560,186	Ps.	35,672,856	Ps.	15,302,500
Sky		22,002,216		420,979		21,581,237		9,767,329
Content		39,223,668		3,162,091		36,061,577		14,855,109
Other Businesses (3)		7,715,489		661,422		7,054,067		410,486
Segment totals		105,174,415		4,804,678		100,369,737		40,335,424
Reconciliation to consolidated amounts:
Held-for-sale operations (see Note 3)		920,009		7,413		912,596		343,799
Eliminations and corporate expenses		(4,812,091)		(4,812,091)		—		(2,154,747)
Depreciation and amortization expense		—		—		—		(19,834,202)
Consolidated net sales and income before other expense		101,282,333		—		101,282,333		18,690,274	(1)
Other income, net		—		—		—		1,562,284
Consolidated net sales and operating income	Ps.	101,282,333	Ps.	—	Ps.	101,282,333	Ps.	20,252,558	(2)

			Intersegment		Consolidated		Segment
	Total Revenues		Revenues		Revenues		Income
2017:
Cable	Ps.	33,048,310	Ps.	225,755	Ps.	32,822,555	Ps.	14,034,796
Sky		22,196,629		127,129		22,069,500		10,106,623
Content		33,997,220		2,445,233		31,551,987		12,825,259
Other Businesses (3)		7,525,130		535,948		6,989,182		146,546
Segment totals		96,767,289		3,334,065		93,433,224		37,113,224
Reconciliation to consolidated amounts:
Held-for-sale operations (see Note 3)		851,140		10,129		841,011		343,560
Eliminations and corporate expenses		(3,344,194)		(3,344,194)		—		(2,290,974)
Depreciation and amortization expense		—		—		—		(18,536,274)
Consolidated net sales and income before other expense		94,274,235		—		94,274,235		16,629,536	(1)
Other expense, net		—		—		—		(2,386,334)
Consolidated net sales and operating income	Ps.	94,274,235	Ps.	—	Ps.	94,274,235	Ps.	14,243,202	(2)
(1)	This amount represents income before other expense, net.
(2)

This amount represents consolidated operating income. In 2017, included a net loss reported as part of the Group’s Other Businesses segment in the amount of Ps.67,238, related to a Publishing business in Argentina and an online lottery business in Mexico, which were disposed of and discontinued, respectively, by the Group in the fourth quarter of 2017.

(3)

In 2018 and 2017, the Radio operations were previously reported as part of the Other Businesses segment. In 2019, the Radio operations for 2018 and 2017, were classified as held-for-sale operations for comparison purposes.

Schedule of segment information about assets, liabilities, and additions to property, plant and equipment

			Segment		Additions to
	Segment Assets		Liabilities		Property, Plant
	at Year-End		at Year-End		and Equipment
2019:
Continuing operations:
Cable	Ps.	105,841,104	Ps.	21,637,395	Ps.	12,995,448
Sky		27,755,967		12,902,845		4,039,020
Content		79,030,557		31,775,978		1,690,805
Other Businesses		10,268,185		4,530,712		383,011
Total	Ps.	222,895,813	Ps.	70,846,930	Ps.	19,108,284

2018:
Continuing operations:
Cable	Ps.	99,678,509	Ps.	21,294,108	Ps.	12,835,918
Sky		30,350,221		13,680,854		4,020,405
Content		83,525,004		39,960,653		1,349,954
Other Businesses		9,753,075		3,564,429		502,214
Total	Ps.	223,306,809	Ps.	78,500,044	Ps.	18,708,491

2017:
Continuing operations:
Cable	Ps.	89,803,959	Ps.	22,675,417	Ps.	10,615,147
Sky		27,977,530		13,333,944		4,020,282
Content		96,867,918		44,129,769		1,627,250
Other Businesses		10,350,464		3,261,984		496,887
Total	Ps.	224,999,871	Ps.	83,401,114	Ps.	16,759,566

Schedule of segment assets reconciliation to total assets

	2019		2018
Segment assets	Ps.	222,895,813	Ps.	223,306,809
Investments attributable to:
Cable		567,435		568,597
Content (1)		52,570,452		58,985,671
Other Businesses		196,474		195,890
Goodwill attributable to:
Cable		13,794,684		13,794,684
Content		241,973		241,973
Other Businesses		76,969		76,969
Total assets	Ps.	290,343,800	Ps.	297,170,593
(1)	Includes goodwill attributable to equity investments of Ps.359,613 in 2019 and 2018 (see Note 10).

Schedule of segment liabilities reconciliation to total liabilities

	2019		2018
Segment liabilities	Ps.	70,846,930	Ps.	78,500,044
Debt not allocated to segments		114,092,637		114,139,858
Total liabilities	Ps.	184,939,567	Ps.	192,639,902

Schedule of geographical segment information

Geographical segment information:

					Additions to
			Segment Assets at		Property, Plant and
	Total Net Sales		Year-End		Equipment
2019:
Mexico	Ps.	88,388,569	Ps.	212,286,865	Ps.	18,804,629
Other countries (1)		13,368,612		10,608,948		303,655
	Ps.	101,757,181	Ps.	222,895,813	Ps.	19,108,284
2018:
Mexico	Ps.	85,011,567	Ps.	216,146,757	Ps.	18,696,116
Other countries (1)		16,270,766		7,160,052		12,375
	Ps.	101,282,333	Ps.	223,306,809	Ps.	18,708,491
2017:
Mexico	Ps.	81,308,749	Ps.	219,206,662	Ps.	16,709,852
Other countries (1)		12,965,486		5,793,209		49,714
	Ps.	94,274,235	Ps.	224,999,871	Ps.	16,759,566
(1)	The United States is the largest country from which revenue is derived.

Net sales are attributed to geographical segment based on the location of customers.

Disaggregation of Total Revenues

The table below present total revenues for each reportable segment disaggregated by major service/product lines and primary geographical market for the years ended December 31, 2019, 2018 and 2017:

	Domestic		Export		Abroad		Total
2019:
Cable:
Digital TV Service (a)	Ps.	16,298,079	Ps.	—	Ps.	—	Ps.	16,298,079
Advertising		1,507,831		—		—		1,507,831
Broadband Services (a)		14,544,473		—		—		14,544,473
Telephony (a)		3,658,121		—		—		3,658,121
Other Services		801,937		—		—		801,937
Enterprise Operations		4,626,396		—		265,145		4,891,541

Sky:
DTH Broadcast Satellite TV (a)		18,918,077		—		1,359,079		20,277,156
Advertising		953,634		—		—		953,634
Pay-Per-View		98,539		—		17,749		116,288

Content:
Advertising		19,236,014		223,434		—		19,459,448
Network Subscription Revenue		3,832,716		1,160,459		—		4,993,175
Licensing and Syndication		1,794,636		8,813,275		—		10,607,911

Other Businesses:
Gaming		2,974,284		—		—		2,974,284
Soccer, Sports and Show Business Promotion		1,821,605		1,182,972		—		3,004,577
Publishing - Magazines		393,763		—		18,076		411,839
Publishing - Advertising		246,309		—		23,461		269,770
Publishing Distribution		337,685		—		—		337,685
Feature Film Production and Distribution		890,927		787		310,343		1,202,057
Segment total		92,935,026		11,380,927		1,993,853		106,309,806
Held-for-sale operations: Radio - Advertising (see Note 3)		841,437		—		—		841,437
Intersegment eliminations		(5,387,894)		—		(6,168)		(5,394,062)
Consolidated total revenues	Ps.	88,388,569	Ps.	11,380,927	Ps.	1,987,685	Ps.	101,757,181

	Domestic		Export		Abroad		Total
2018:
Cable:
Digital TV Service (a)	Ps.	14,281,536	Ps.	—	Ps.	—	Ps.	14,281,536
Advertising		1,260,117		—		—		1,260,117
Broadband Services (a)		13,034,172		—		—		13,034,172
Telephony (a)		2,588,767		—		—		2,588,767
Other Services		544,347		—		—		544,347
Telecommunications Networks		4,361,586		—		162,517		4,524,103

Sky:
DTH Broadcast Satellite TV (a)		19,478,307		—		1,374,849		20,853,156
Advertising		968,853		—		—		968,853
Pay-Per-View		152,129		—		28,078		180,207

Content:
Advertising		20,932,533		222,369		—		21,154,902
Network Subscription Revenue		3,500,375		1,313,907		—		4,814,282
Licensing and Syndication		1,437,081		11,817,403		—		13,254,484

Other Businesses:
Gaming		2,676,384		—		—		2,676,384
Soccer, Sports and Show Business Promotion		1,639,073		145,462		—		1,784,535
Publishing - Magazines		550,777		—		104,281		655,058
Publishing - Advertising		482,943		—		181,514		664,457
Publishing Distribution		270,624		—		40,148		310,772
Feature Film Production and Distribution		735,928		3,569		884,786		1,624,283
Segment total		88,895,532		13,502,710		2,776,173		105,174,415
Held-for-sale operations: Radio - Advertising (see Note 3)		920,009		—		—		920,009
Intersegment eliminations		(4,803,974)		—		(8,117)		(4,812,091)
Consolidated total revenues	Ps.	85,011,567	Ps.	13,502,710	Ps.	2,768,056	Ps.	101,282,333

	Domestic		Export		Abroad		Total
2017:
Cable:
Digital TV Service (a)	Ps.	12,978,715	Ps.	—	Ps.	—	Ps.	12,978,715
Advertising		817,330		—		—		817,330
Broadband Services (a)		11,357,448		—		—		11,357,448
Telephony (a)		2,944,263		—		—		2,944,263
Other Services		522,003		—		—		522,003
Telecommunications Networks		4,173,146		—		255,405		4,428,551

Sky:
DTH Broadcast Satellite TV (a)		19,810,392		—		1,534,681		21,345,073
Advertising		651,689		—		—		651,689
Pay-Per-View		199,867		—		—		199,867

Content:
Advertising		20,366,184		262,734		90,164		20,719,082
Network Subscription Revenue		2,704,998		1,353,090		—		4,058,088
Licensing and Syndication		949,440		8,270,610		—		9,220,050

Other Businesses:
Gaming		2,852,013		—		—		2,852,013
Soccer, Sports and Show Business Promotion		1,447,731		118,424		—		1,566,155
Publishing - Magazines		460,045		—		366,897		826,942
Publishing - Advertising		614,478		—		454,886		1,069,364
Publishing Distribution		286,500		—		62,177		348,677
Feature Film Production and Distribution		647,730		45,250		168,999		861,979
Segment total		83,783,972		10,050,108		2,933,209		96,767,289
Held-for-sale operations: Radio - Advertising (see Note 3)		851,140		—		—		851,140
Intersegment eliminations		(3,326,363)		—		(17,831)		(3,344,194)
Consolidated total revenues	Ps.	81,308,749	Ps.	10,050,108	Ps.	2,915,378	Ps.	94,274,235
(a)

Digital TV Service revenues include revenue from leasing set-top equipment to subscribers in the Cable segment in the amount of Ps.5,289,996, Ps.4,577,513 and Ps.3,062,826, for the years ended December 31, 2019, 2018 and 2017, respectively. DTH Broadcast Satellite TV revenues include revenue from leasing set-top equipment to subscribers in the Sky segment in the amount of Ps.9,232,152, Ps.9,971,318 and Ps.9,894,292, for the years ended December 31, 2019, 2018 and 2017, respectively. Revenue from leasing set-top equipment to subscribers is recognized when services are rendered to such subscribers. Set-top equipment is part of the Group’s property, plant and equipment and is leased to subscribers through operating lease contracts.

Schedule of net sales from external customers

	2019		2018		2017
Services	Ps.	75,988,820	Ps.	72,737,313	Ps.	70,408,764
Royalties		10,005,977		12,600,061		8,533,751
Goods		932,198		1,163,836		2,133,122
Leases (1)		14,830,186		14,781,123		13,198,598
Total	Ps.	101,757,181	Ps.	101,282,333	Ps.	94,274,235
(1)

This line includes primarily revenue from leasing set-top equipment to subscribers in the Cable and Sky segments, which is recognized when services are rendered to such subscribers. Set-top equipment is part of the Group’s property and equipment and is leased to subscribers through operating lease contracts.